Subsequent Events (Details) $ in Millions	1 Months Ended		12 Months Ended
	Feb. 29, 2024 USD ($) vessel	Jan. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel shares	Dec. 31, 2022 USD ($) vessel shares	Dec. 31, 2021 USD ($) vessel shares	Mar. 31, 2024 vessel	Mar. 31, 2024 credit_facility
Subsequent Event [Line Items]
Common stock, share authorized (in shares) | shares			725,000,000	725,000,000	725,000,000
August 2022 Stock Repurchase Program
Subsequent Event [Line Items]
Treasury Stock, Shares, Acquired | shares				3,800,000
Teekay Tankers | January 2024 Sale Leaseback | Subsequent Events
Subsequent Event [Line Items]
Sale Leaseback Transaction, Expected Cost of Repurchase | $		$ 137.0
sale leaseback transaction, expected amount of vessel repurchase						8	8
Sale Leaseback Transaction, Vessels Unencumbered						8	8
LR2 and Aframax Tankers | Teekay Tankers
Subsequent Event [Line Items]
Number Of Vessels Sold | vessel			1	3	4
Proceeds from sale of vessels and equipment (note 18) | $			$ 23.0		$ 56.7
LR2 and Aframax Tankers | Teekay Tankers | Subsequent Events
Subsequent Event [Line Items]
Number Of Vessels Sold | vessel	1
Proceeds from sale of vessels and equipment (note 18) | $	$ 23.5
Suezmax Tanker | Teekay Tankers
Subsequent Event [Line Items]
Number Of Vessels Sold | vessel				1
Suezmax Tanker | Teekay Tankers | January 2024 Sale Leaseback | Subsequent Events
Subsequent Event [Line Items]
Number Of Vessels To Be Purchased | vessel		8
Sale Leaseback Transaction, Expected Cost of Repurchase | $		$ 137.0
Suezmax, Aframax and LR2 Vessels | Teekay Tankers
Subsequent Event [Line Items]
Proceeds from sale of vessels and equipment (note 18) | $				$ 68.4
Suezmax, Aframax and LR2 Vessels | Teekay Tankers | January 2024 Sale Leaseback | Subsequent Events
Subsequent Event [Line Items]
Number Of Vessels To Be Purchased | vessel		8